INTERIM CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS (UNAUDITED) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Cash flows from operating activities:
Net income	$ 133,114	$ 82,002
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation of property and equipment	6,328	5,821
Amortization of intangible assets	4,044	2,909
Amortization of premium and accretion of discount on marketable securities, net	(2,888)	(3,425)
Amortization of debt discount and issuance costs	568	644
Share-based compensation	12,633	12,666
Net effect of exchange rate fluctuation	(15,056)	1,935
Changes in assets and liabilities:
Trade accounts receivable, net	6,480	17,004
Inventories	(15,394)	(20,278)
Other current and long-term assets	(5,930)	(567)
Deferred tax, net	(6,144)	(2,349)
Operating lease right-of-use assets	(1,881)	2,145
Trade accounts payable	(1,717)	5,624
Deferred revenues	(12,431)	12,279
Operating lease liabilities	4,368	(3,499)
Other current and long-term liabilities	7,761	6,855
Accrued severance pay, net	355	1
Net cash provided by operating activities	114,210	119,767
Cash flows from investment activities:
Acquisition of subsidiary, net of acquired cash	(56,355)	0
Change in short-term and long-term interest-bearing bank deposits	(129)	(82,016)
Investment in marketable securities	(156,799)	(146,548)
Proceeds from maturity of marketable securities	130,160	136,752
Purchase of property and equipment	(11,595)	(5,180)
Net cash used in investing activities	(94,718)	(96,992)
Cash flows from financing activities:
Purchases of treasury shares	(20,002)	0
Net cash used in financing activities	(20,002)	0
Effect of exchange rate fluctuations on cash and cash equivalents and restricted cash	3,612	4
Changes in cash and cash equivalents and restricted cash	3,102	22,779
Cash and cash equivalents - beginning of period	157,779	107,574
Cash and cash equivalents and restricted cash - end of period	$ 160,881	$ 130,353